ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2012
ACCOUNTING STANDARDS

2. ACCOUNTING STANDARDS

Comprehensive Income

During 2011, the Financial Accounting Standards Board [“FASB”] issued Accounting Standards Update [“ASU”] 2011-05 and ASU 2011-12, “Comprehensive Income (Topic 220)”, requiring entities to present net income and other comprehensive income in either a single continuous statement or in two consecutive statements of net income and other comprehensive income. The adoption of this ASU did not have a material impact on the consolidated financial statements.

Fair Value Measurement

During 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820)”, clarifying the existing measurement and disclosure requirements and expanding the disclosure requirements for certain fair value measurements. The adoption of this ASU did not have a material impact on the consolidated financial statements.

Goodwill

In September 2011, the FASB issued ASU 2011-08, “Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. ASU 2011-08 provides an option to perform a qualitative assessment to determine whether further goodwill impairment testing is necessary. If, as a result of the qualitative assessment, it is determined that it is more-likely-than-not that a reporting unit’s fair value is less than its carrying amount, the two-step quantitative impairment test is required. Otherwise, no further testing is required. ASU 2011-08 is effective for the Company for the year ended December 31, 2012. The adoption of this ASU did not have a material impact on the consolidated financial statements.

Future Accounting Standards

Intangibles

In July 2012, the FASB issued ASU 2012-02, “Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment”. ASU 2012-02 provides an option to first perform a qualitative assessment to determine whether it is more-likely-than-not that an indefinite-lived intangible asset is impaired. This new standard will be effective for the Company in the first quarter of 2013. The adoption of this ASU is not expected to have a material impact on the consolidated financial statements.